Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	SCHRODER CAPITAL FUNDS (DELAWARE)
Central Index Key	0000019532
Amendment Flag	false
Document Creation Date	Feb. 25, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
SCHRODER INTERNATIONAL ALPHA FUND | SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS
Prospectus:
Trading Symbol	SCIEX
SCHRODER INTERNATIONAL ALPHA FUND | SCHRODER INTERNATIONAL ALPHA FUND - ADVISOR CLASS
Prospectus:
Trading Symbol	SCVEX
SCHRODER INTERNATIONAL ALPHA FUND | SCHRODER INTERNATIONAL ALPHA FUND - R6 SHARES
Prospectus:
Trading Symbol	SCIJX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS
Prospectus:
Trading Symbol	SCUIX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS
Prospectus:
Trading Symbol	SCUVX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - R6 Shares
Prospectus:
Trading Symbol	SCURX